Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018
Cash flows from operating activities:
Net income	$ 466.4	$ 131.1	$ 46.3
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain) loss on property dispositions and impairment losses, net	(484.8)	(165.0)	66.7
Goodwill impairment			142.3
Depreciation and amortization	1,691.3	1,738.8	1,898.1
Operating lease right-of-use assets amortization	570.3
LIFO expense	18.4	8.0	3.0
Deferred income tax	(5.9)	(81.5)	(1,094.1)
Pension and post-retirement benefits (income) expense	(2.0)	24.5	(0.9)
Contributions to pension and post-retirement benefit plans	(11.0)	(199.3)	(21.9)
Loss (gain) on interest rate swaps and commodity hedges, net	50.6	(1.3)	(6.2)
Amortization and write-off of deferred financing costs	39.8	42.7	56.1
Loss (gain) on debt extinguishment	111.4	8.7	(4.7)
Equity-based compensation expense	32.8	47.7	45.9
Other operating activities	2.5	(42.7)	110.3
Changes in operating assets and liabilities, net of effects of acquisition of businesses:
Receivables, net	60.8	28.8	21.7
Inventories, net	(38.1)	80.3	45.6
Accounts payable, accrued salaries and wages and other accrued liabilities	85.3	98.4	(158.2)
Operating lease liabilities	(584.4)
Self-insurance assets and liabilities	(4.0)	(48.7)	(55.3)
Other operating assets and liabilities	(95.5)	17.4	(75.9)
Net cash provided by operating activities	1,903.9	1,687.9	1,018.8
Cash flows from investing activities:
Business acquisitions, net of cash acquired			(148.8)
Payments for property, equipment and intangibles, including payments for lease buyouts	(1,475.1)	(1,362.6)	(1,547.0)
Proceeds from sale of assets	1,096.7	1,252.0	939.2
Proceeds from sale of Casa Ley			344.2
Other investing activities	(0.1)	23.8	(56.6)
Net cash used in investing activities	(378.5)	(86.8)	(469.0)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	3,874.0	1,969.8	290.0
Payments on long-term borrowings	(5,676.6)	(3,082.3)	(870.6)
Payments of obligations under finance leases	(109.3)	(97.5)	(107.2)
Payments for debt financing costs	(53.2)	(27.0)	(1.5)
Payment of Casa Ley contingent value right			(222.0)
Employee tax withholding on vesting of phantom units	(18.8)	(15.3)	(17.5)
Member distributions			(250.0)
Purchase of treasury stock, at cost		(25.8)
Proceeds from financing leases			137.6
Other financing activities	(30.3)	(36.1)	(56.9)
Net cash used in financing activities	(2,014.2)	(1,314.2)	(1,098.1)
Net (decrease) increase in cash and cash equivalents and restricted cash	(488.8)	286.9	(548.3)
Cash and cash equivalents and restricted cash at beginning of period	967.7	680.8	1,229.1
Cash and cash equivalents and restricted cash at end of period	478.9	967.7	680.8
Reconciliation of capital investments:
Payments for property and equipment, including payments for lease buyouts	(1,475.1)	(1,362.6)	(1,547.0)
Payments for lease buyouts	7.7	18.9	26.5
Total payments for capital investments, excluding lease buyouts	(1,467.4)	(1,343.7)	(1,520.5)
Non-cash investing and financing activities were as follows:
Additions of finance lease obligations, excluding business acquisitions		6.0	31.0
Purchases of property and equipment included in accounts payable	230.8	243.1	179.7
Interest and income taxes paid:
Interest paid, net of amount capitalized	718.5	805.9	813.5
Income taxes paid	$ 228.8	$ 18.2	$ 15.8